Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

22. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2025:

	As of December 31, 2024			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Convertible loans	-	-	10,076,081	10,076,081

Total	-	-	10,076,081	10,076,081

	As of December 31, 2025			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Assets
Digital Assets	730,150,140	-	-	730,150,140

Total	730,150,140	-	-	730,150,140

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2023, 2024 and 2025

Assets/(liabilities):

	Digital Assets*	Warrant liabilities*	Option liability*	Convertible loans	Payable for acquisition of Lin’s	Total Fair Value
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2023	-	(5,747,884)	(12,762,104)	(18,846,932)	(1,398,431)	(38,755,351)
Additions	-	-	-	(29,690,163)	-	(29,690,163)
Fair value change	-	5,727,015	12,572,815	(1,235,513)	36,943	17,101,260
Extinguishment upon settlement	-	-	-	35,593,895	1,361,488	36,955,383
Foreign exchange translation	-	(66,410)	189,289	(158,131)	-	(35,252)
	-
Balance as of December 31, 2023	-	(87,279)	-	(14,336,844)	-	(14,424,123)

Additions	-	-	-	(19,237,039)	-	(19,237,039)
Fair value change	-	-	-	4,716,634	-	4,716,634
Extinguishment upon conversion	-	-	-	9,432,067	-	9,432,067
Extinguishment upon reclassification	-	-	-	8,807,795	-	8,807,795
Extinguishment upon settlement	-	-	-	541,306	-	541,306
Extinguishment upon maturity	-	87,279	-	-	-	87,279

Balance as of December 31, 2024	-	-	-	(10,076,081)	-	(10,076,081)
Additions	804,579,371	-	-	-	-	804,579,371
Fair value change	(38,723,236)	-	-	(20,191,599)	-	(58,914,835)
Extinguishment upon decrease	(35,705,995)	-	-	-	-	(35,705,995)
Extinguishment upon conversion	-	-	-	30,267,680	-	30,267,680

Balance as of December 31, 2025	730,150,140	-	-	-	-	730,150,140

*	The Option liability was expired in February 2023, and Class A OS Warrant was expired in September 2023.

Recurring

The fair value of the convertible loans measured at fair value was RMB10.1 million and nil as of December 31, 2024 and 2025, respectively. The Company estimated the fair value of the convertible loans based on a probability-weighted analysis which included the discounted cash flows from the convertible loans and the value of the conversion option as determined by the binomial option pricing model. The inputs used in the analysis were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity. If different estimates and assumptions had been used, the fair values of the preferred shares and ordinary shares could be significantly different, and the fair value of the convertible loans may materially differ from the recognized amount. Interest expense on the Company’s fixed- rate debt is displayed separately from other changes in its fair value. The amount presented as interest expense is determined each period by applying the interest method using the effective interest rate on the debt at its issuance.

The Company did not transfer any financial assets or liabilities in or out of Level 1 and Level 3 during the years ended December 31, 2024 and 2025, respectively.